Capital stock - Schedule of Share Reacquisition and Movements in Number of The Company's Treasury Shares (Details) - 12 months ended Dec. 31, 2025 shares in Thousands, $ in Thousands, $ in Thousands	TWD ($) shares	USD ($)
Disclosure of classes of share capital [line items]
Treasury shares	$ 128,115	$ 4,084
Maintain the Company's credit and shareholders equity [Member]
Disclosure of classes of share capital [line items]
Cancellation repurchase of shares | shares	22,717
Treasury shares | $	$ 0
Transfer to employees [Member]
Disclosure of classes of share capital [line items]
Treasury shares | $	$ 128,115
Repurchase of shares | shares	4,540